EQUITY	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY	EQUITY
CAPITAL STOCK

Share class	Number of shares authorized for issue	Features		Voting rights
Preferred shares	400,000,000	●	Issuable in series, with rights and terms of each series to be fixed by the Board prior to the issue of any series	●	None
RCI Class A Voting Shares	112,474,388	●	Without par value	●	Each share entitled to 50 votes
		●	Each share can be converted into one Class B Non-Voting share
RCI Class B Non-Voting Shares	1,400,000,000	●	Without par value	●	None

RCI's Articles of Continuance under the Business Corporations Act (British Columbia) impose restrictions on the transfer, voting, and issue of Class A Shares and Class B Non-Voting Shares to ensure we remain qualified to hold or obtain licences required to carry on certain of our business undertakings in Canada. We are authorized to refuse to register transfers of any of our shares to any person who is not a Canadian, as defined in RCI's Articles of Continuance, in order to ensure Rogers remains qualified to hold the licences referred to above.

In relation to our issuances of subordinated notes (see note 25), the Board approved the creation of new Series I and Series II preferred shares, respectively. Series I has been authorized for up to 3.3 million preferred shares and Series II has been authorized for up to 1.4 million preferred shares. Both series have no voting rights, par values of $1,000 per share, and will be issued automatically upon the occurrence of certain events involving a bankruptcy or insolvency of RCI to holders of the respective subordinated notes.

DIVIDENDS
We declared and paid the following dividends on our outstanding Class A Shares and Class B Non-Voting Shares:

				Dividends paid (in millions of dollars)			Number of Class B Non-Voting Shares issued (in thousands) [1]
Declaration date	Record date	Payment date	Dividend per share (dollars)	In cash	In Class B Non-Voting Shares	Total

January 29, 2025	March 10, 2025	April 2, 2025	0.50	188	81	269	2,181
April 22, 2025	June 9, 2025	July 3, 2025	0.50	270	—	270	—
July 22, 2025	September 8, 2025	October 3, 2025	0.50	270	—	270	—
October 22, 2025	December 8, 2025	January 2, 2026	0.50	270	—	270	—

January 31, 2024	March 11, 2024	April 3, 2024	0.50	183	83	266	1,552
April 23, 2024	June 10, 2024	July 5, 2024	0.50	185	81	266	1,651
July 23, 2024	September 9, 2024	October 3, 2024	0.50	181	86	267	1,633
October 23, 2024	December 9, 2024	January 3, 2025	0.50	185	84	269	1,943
[1]    Class B Non-Voting Shares were issued as partial settlement of our quarterly dividend payable on the payment date under the terms of our dividend reinvestment plan (DRIP).

We have a dividend reinvestment plan (DRIP) that allows eligible holders of Class A Shares and Class B Non-Voting Shares who are residents of Canada and the United States to acquire additional Class B Non-Voting Shares through reinvestment of the cash dividends paid on their respective shareholdings. The plan permits, at the Board's discretion, a small discount from the five-day volume-weighted average market price when shares are issued from treasury under the plan. We have not issued shares from treasury in settlement of dividends since the April 2, 2025 payment per the table above.

The holders of Class A Shares are entitled to receive dividends at the rate of up to five cents per share but only after dividends at the rate of five cents per share have been paid or set aside on the Class B Non-Voting Shares. Class A Shares and Class B Non-Voting Shares therefore participate equally in dividends above $0.05 per share.

On January 28, 2026, the Board declared a quarterly dividend of $0.50 per Class A Voting Share and Class B Non-Voting Share, to be paid on April 2, 2026, to shareholders of record on March 10, 2026.

NON-CONTROLLING INTEREST
On June 20, 2025, we sold a 49.9% equity interest, representing a 20% voting interest, in a subsidiary (Backhaul Network Services Inc., or BNSI) that owns a portion of our wireless backhaul transport infrastructure to Blackstone for US$4.85 billion ($6.7 billion). We control BNSI and have therefore included its results in our consolidated financial statements. Provided our debt leverage ratio is not greater than 3.25x, at any time between the eighth and twelfth anniversaries of closing, we will have the right to purchase Blackstone's interest in BNSI for a cash purchase price based on the lesser of a multiple of BNSI's EBITDA (calculated in accordance with the BNSI shareholder agreement) and an amount necessary to provide Blackstone with an 8% annual rate of return, subject to a pre-agreed floor and after considering distributions previously made to Blackstone. Blackstone does not have a right to require Rogers to repurchase or redeem its shares.

BNSI is the exclusive provider to Rogers of backhaul services for cellular data transmission in Ontario and Alberta, subject to certain exceptions. RCI has entered into a long-term backhaul services agreement with BNSI (for an initial term of 25 years and subject to renewal) under which it will pay fees to BNSI for cellular data transmission, subject to an annual minimum payment and periodic price adjustments.

During the first five years of Blackstone's investment, subject to approval of the BNSI board of directors, BNSI will have a distribution policy to make quarterly pro rata cash distributions to Blackstone and RCCI of available cash in an amount that is intended to provide Blackstone with a 7% annual return on its US dollar investment. If BNSI is current on its distribution policy, Rogers will be entitled to any excess cash above the target distribution threshold during this five-year period, which may be loaned to RCI. After the first five years of Blackstone's investment, all distributions of available cash by BNSI will be made on a pro rata basis to Blackstone and RCCI. In 2025, BNSI paid $133 million in dividends to Blackstone.

We have entered into subsidiary equity derivatives in connection with the network transaction (see note 19).